Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentrations

11. Concentrations.  Two customers accounted for approximately 29% and 17% of our sales during the six months ended June 30, 2012 as compared to 20% and 13% of the our sales for the six months ended June 30, 2011.  Two customers accounted for approximately 31% and 26% of our sales for the three months ended June 30, 2012 as compared to 30% and 14% of our sales for the three months ended June 30, 2011.

NOTE 11 – Concentrations

Approximately, 27% and 9% of the Company’s sales for the year ended December 31, 2011 were made to two customers.  These customers accounted for 30% and 11% of the Company’s sales for the year ended December 31, 2010.